CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.3%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)            43,000    $  1,376,860
Getty Images, Inc.(1)                            81,000       1,763,370
TMP Worldwide, Inc.(1)                           68,000       1,462,000
-----------------------------------------------------------------------
                                                           $  4,602,230
-----------------------------------------------------------------------
Aerospace / Defense -- 2.1%
-----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                     46,500    $  2,966,700
-----------------------------------------------------------------------
                                                           $  2,966,700
-----------------------------------------------------------------------
Apparel -- 0.8%
-----------------------------------------------------------------------
Gymboree Corp.(1)                                68,000    $  1,089,360
-----------------------------------------------------------------------
                                                           $  1,089,360
-----------------------------------------------------------------------
Banks -- 2.0%
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 40,000    $  1,350,000
W Holding Co., Inc.                              55,700       1,347,940
-----------------------------------------------------------------------
                                                           $  2,697,940
-----------------------------------------------------------------------
Communications Services -- 1.6%
-----------------------------------------------------------------------
WebEx Communications, Inc.(1)                   141,000    $  2,241,900
-----------------------------------------------------------------------
                                                           $  2,241,900
-----------------------------------------------------------------------
Computer Software & Services -- 2.1%
-----------------------------------------------------------------------
Activision, Inc.(1)                              47,000    $  1,365,820
Centra Software, Inc.(1)                        100,000         186,000
Eidos plc(1)                                    700,000       1,365,770
-----------------------------------------------------------------------
                                                           $  2,917,590
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.3%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                     70,000    $  1,763,300
-----------------------------------------------------------------------
                                                           $  1,763,300
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 3.9%
-----------------------------------------------------------------------
Tyco International Ltd.                         396,000    $  5,349,960
-----------------------------------------------------------------------
                                                           $  5,349,960
-----------------------------------------------------------------------
E-Commerce / Services -- 2.7%
-----------------------------------------------------------------------
Overture Services, Inc.(1)                      149,900    $  3,744,502
-----------------------------------------------------------------------
                                                           $  3,744,502
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial -- 4.6%
-----------------------------------------------------------------------
Capital One Financial Corp.                     103,000    $  6,288,150
-----------------------------------------------------------------------
                                                           $  6,288,150
-----------------------------------------------------------------------
Foods -- 3.1%
-----------------------------------------------------------------------
Dean Foods Co.(1)                                12,000    $    447,600
Fleming Companies, Inc.                         209,000       3,793,350
-----------------------------------------------------------------------
                                                           $  4,240,950
-----------------------------------------------------------------------
Health Care Services -- 8.5%
-----------------------------------------------------------------------
Anthem, Inc.(1)                                  22,000    $  1,484,560
PacifiCare Health Systems, Inc. Class
A(1)                                            319,900       8,701,280
Province Healthcare Co.(1)                       70,500       1,576,380
-----------------------------------------------------------------------
                                                           $ 11,762,220
-----------------------------------------------------------------------
Insurance -- 3.5%
-----------------------------------------------------------------------
Aetna, Inc.                                      33,000    $  1,583,010
Kingsway Financial Services, Inc.(1)            162,900       1,840,770
Progressive Corp.                                24,900       1,440,465
-----------------------------------------------------------------------
                                                           $  4,864,245
-----------------------------------------------------------------------
Leisure and Tourism -- 9.8%
-----------------------------------------------------------------------
Expedia, Inc.(1)                                 39,000    $  2,312,310
Hotels.com(1)                                   150,900       6,372,507
USA Interactive(1)                              162,000       3,798,900
USA Interactive(1)(2)(3)                         47,500       1,058,181
-----------------------------------------------------------------------
                                                           $ 13,541,898
-----------------------------------------------------------------------
Media -- 2.7%
-----------------------------------------------------------------------
Alloy, Inc.(1)                                  101,000    $  1,458,440
Cumulus Media, Inc., Class A(1)                 105,000       1,446,900
SBS Broadcasting SA(1)                           47,900         891,419
-----------------------------------------------------------------------
                                                           $  3,796,759
-----------------------------------------------------------------------
Medical Products -- 2.4%
-----------------------------------------------------------------------
Beckton, Dickinson & Co.                         40,000    $  1,378,000
Cytyc Corp.(1)                                  100,000         762,000
Lumenis Ltd.(1)                                 150,000         556,500
Meridian Medical Technologies, Inc.(1)           18,000         650,700
-----------------------------------------------------------------------
                                                           $  3,347,200
-----------------------------------------------------------------------
Mining - Gold -- 2.2%
-----------------------------------------------------------------------
Ashanti Goldfields Co. Ltd. GDR(1)              121,000    $    594,110

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Mining - Gold (continued)
-----------------------------------------------------------------------
Harmony Gold Mining Co. Ltd. ADR                180,000    $  2,435,400
-----------------------------------------------------------------------
                                                           $  3,029,510
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 4.6%
-----------------------------------------------------------------------
Halliburton Co.                                  82,000    $  1,307,080
Hanover Compressor Co.(1)                       370,000       4,995,000
-----------------------------------------------------------------------
                                                           $  6,302,080
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.6%
-----------------------------------------------------------------------
Quicksilver Resources, Inc.(1)                   29,800    $    770,330
-----------------------------------------------------------------------
                                                           $    770,330
-----------------------------------------------------------------------
Pharmaceutical -- 14.5%
-----------------------------------------------------------------------
aaiPharma, Inc.(1)                               24,400    $    548,512
Alpharma, Inc.                                  319,000       5,416,620
American Pharmaceutical Partners,
Inc.(1)                                         331,100       4,092,396
King Pharmaceuticals, Inc.(1)                    67,000       1,490,750
MIM Corp.(1)                                    584,100       7,061,769
Taro Pharmaceutical Industries, Ltd.(1)          54,700       1,341,244
-----------------------------------------------------------------------
                                                           $ 19,951,291
-----------------------------------------------------------------------
Retail -- 7.1%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                473,000    $  9,781,640
-----------------------------------------------------------------------
                                                           $  9,781,640
-----------------------------------------------------------------------
Retail - Specialty -- 2.7%
-----------------------------------------------------------------------
CSK Auto Corp.(1)                                93,600    $  1,304,784
GameStop Corp.(1)                               116,300       2,441,137
-----------------------------------------------------------------------
                                                           $  3,745,921
-----------------------------------------------------------------------
Semiconductor Equipment -- 5.9%
-----------------------------------------------------------------------
ASM International NV(1)                          88,000    $  1,518,880
Cabot Microelectronics Corp.(1)                  88,000       3,798,080
LTX Corp.(1)                                    115,000       1,642,200
Varian Semiconductor Equipment
Associates, Inc.(1)                              34,500       1,170,585
-----------------------------------------------------------------------
                                                           $  8,129,745
-----------------------------------------------------------------------
Semiconductors -- 4.2%
-----------------------------------------------------------------------
Cree, Inc.(1)                                   120,000    $  1,587,600
Intersil Corp.(1)                                59,000       1,261,420
Microsemi Corp.(1)                               65,000         429,000
SIPEX Corp.(1)                                  204,000         997,356
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Semiconductors (continued)
-----------------------------------------------------------------------
SIPEX Corp.(1)(2)(3)                            350,000    $  1,536,150
-----------------------------------------------------------------------
                                                           $  5,811,526
-----------------------------------------------------------------------
Telecom Equipment -- 1.2%
-----------------------------------------------------------------------
Nokia Oyj ADR                                   111,000    $  1,607,280
-----------------------------------------------------------------------
                                                           $  1,607,280
-----------------------------------------------------------------------
Telecommunication Services -- 0.7%
-----------------------------------------------------------------------
IDT Corp.(1)                                     60,000    $  1,015,200
-----------------------------------------------------------------------
                                                           $  1,015,200
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $130,053,900)                          $135,359,427
-----------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES -- 0.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
ASM International NV, 5.00%, 11/15/05      $        500    $    567,500
Exodus Communications, Inc., Sr. Notes,
11.625%, 7/15/10(4)                                 500          85,000
-----------------------------------------------------------------------
Total Convertible Bonds & Notes
   (identified cost, $711,678)                             $    652,500
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
Discount Note, 1.88%, 7/1/02               $      5,665    $  5,664,991
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $5,664,991)                         $  5,664,991
-----------------------------------------------------------------------
Total Investments -- 102.7%
   (identified cost $136,430,569)                          $141,676,918
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.7)%                   $ (3,765,308)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $137,911,610
-----------------------------------------------------------------------

 ADR - American Depositary Receipt.
 GDR - Global Depository Receipt.
 (1)  Non-income producing security.
 (2)  Restricted security.
 (3)  Price by adviser.
 (4)  Defaulted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $136,430,569)                          $141,676,918
Cash                                             1,725
Receivable for investments sold              3,880,254
Interest and dividends receivable               25,177
Prepaid expenses                                   708
------------------------------------------------------
TOTAL ASSETS                              $145,584,782
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  7,644,385
Payable to affiliate for Trustees' fees          4,105
Accrued expenses                                24,682
------------------------------------------------------
TOTAL LIABILITIES                         $  7,673,172
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $137,911,610
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $132,665,261
Net unrealized appreciation (computed on
   the basis of identified cost)             5,246,349
------------------------------------------------------
TOTAL                                     $137,911,610
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $148)    $    121,392
Interest                                        94,416
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    215,808
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    497,273
Trustees' fees and expenses                      7,850
Custodian fee                                   49,375
Legal and accounting services                   15,687
Miscellaneous                                    2,622
------------------------------------------------------
TOTAL EXPENSES                            $    572,807
------------------------------------------------------

NET INVESTMENT LOSS                       $   (356,999)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  6,542,755
------------------------------------------------------
NET REALIZED GAIN                         $  6,542,755
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(29,355,519)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(29,355,519)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(22,812,764)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(23,169,763)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (356,999) $        (127,346)
   Net realized gain (loss)                      6,542,755        (35,833,045)
   Net change in unrealized appreciation
      (depreciation)                           (29,355,519)        21,128,328
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (23,169,763) $     (14,832,063)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      7,715,039  $      51,094,239
   Withdrawals                                 (15,951,605)       (38,070,128)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (8,236,566) $      13,024,111
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (31,406,329) $      (1,807,952)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    169,317,939  $     171,125,891
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    137,911,610  $     169,317,939
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ------------------------
                                  (UNAUDITED)           2001         2000(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                               0.73%(2)        0.73%         0.72%(2)
   Net investment income
      (loss)                             (0.45)%(2)      (0.08)%        0.29%(2)
Portfolio Turnover                         119%            264%          271%
------------------------------------------------------------------------------
TOTAL RETURN(3)                         (14.10)%         (7.47)%          --
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $137,912        $169,318      $171,126
------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term growth of capital by investing in a diversified portfolio of common stocks of seasoned companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $17 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets up to and including

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   $170 million, and equal to 50% annually of average daily net assets over $170 million. For the six months ended June 30, 2002, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $497,273. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $179,177,351 and $182,306,945, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 130,765,581
    -------------------------------------------------------
    Gross unrealized appreciation             $  17,432,761
    Gross unrealized depreciation               (12,186,414)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   5,246,347
    -------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2002.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002
INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager of
Capital Growth Portfolio

Elizabeth S. Kenyon
Vice President and
Portfolio Manager of
Investment Grade Income Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

                                        25